Revenue - Operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment, net	$ 3,061,499	$ 3,329,523
Accumulated depreciation	711,758	665,206
Property available for operating lease
Property Subject to or Available for Operating Lease [Line Items]
Lessor, operating lease, payments to be received, next twelve months	514,900
Lessor, operating lease, payments to be received, two years	475,800
Lessor, operating lease, payments to be received, three years	371,700
Lessor, operating lease, payments to be received, four years	307,000
2024	250,800
Operating leases, future minimum payments receivable, remainder of fiscal year		482,700
Operating leases, future minimum payments receivable, in two years		438,200
Operating leases, future minimum payments receivable, in three years		398,300
Operating leases, future minimum payments receivable, in four years		321,900
Operating leases, future minimum payments receivable, in five years		278,100
Assets leased to others
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment, net	2,900,000	3,100,000
Property, plant and equipment, gross	3,600,000	3,800,000
Accumulated depreciation	$ 777,900	$ 698,500